Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from financial institutions	$ 128,222,000	$ 48,535,000
Restricted cash	11,300,000
Cash and cash equivalents	139,522,000	48,535,000
Securities available for sale	363,464,000	358,499,000
Equity securities	886,000	1,191,000
Loans held for sale	7,001,000	2,285,000
Loans, net of allowance of $25,028 and $14,767	2,032,474,000	1,694,203,000
Other securities	20,537,000	20,280,000
Premises and equipment, net	22,580,000	22,871,000
Accrued interest receivable	9,421,000	7,093,000
Goodwill	76,851,000	76,851,000
Other intangible assets	8,075,000	8,305,000
Bank owned life insurance	45,976,000	44,999,000
Swap assets	21,700,000	8,918,000
Other assets	14,431,000	15,527,000
Total assets	2,762,918,000	2,309,557,000
Deposits
Noninterest-bearing	720,809,000	512,553,000
Interest-bearing	1,468,589,000	1,166,211,000
Total deposits	2,189,398,000	1,678,764,000
Short-term Federal Home Loan Bank advances	125,000,000	101,500,000
Long-term Federal Home Loan Bank advances	125,000,000	125,000,000
Securities sold under agreements to repurchase	28,914,000	18,674,000
Subordinated debentures	29,427,000	29,427,000
Swap liabilities	21,764,000	8,918,000
Accrued expenses and other liabilities	18,307,000	17,148,000
Total liabilities	2,412,810,000	1,979,431,000
SHAREHOLDERS’ EQUITY
Common stock, no par value, 20,000,000 shares authorized, 17,664,951 shares issued at December 31, 2020 and 17,623,706 shares issued at December 31, 2019	277,039,000	276,422,000
Accumulated earnings	93,048,000	67,974,000
Treasury stock, 1,766,919 common shares at December 31, 2020 and 936,164 common shares at December 31, 2019, at cost	(34,598,000)	(21,144,000)
Accumulated other comprehensive income	14,619,000	6,874,000
Total shareholders’ equity	350,108,000	330,126,000
Total liabilities and shareholders’ equity	$ 2,762,918,000	$ 2,309,557,000